SHARE BASED PAYMENT (Details) (EUR €)	12 Months Ended					0 Months Ended	12 Months Ended	0 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 10, 2010	May 25, 2007	Jun. 01, 2006 Program Beta [Member]	Dec. 31, 2012 Program Beta [Member]	May 15, 2008 Program C [Member]	Jun. 28, 2007 Program C [Member]	Dec. 31, 2012 Program C [Member]
Stock Option Program [Line Items]
Maximum number of new ordinary shares to be issued.						2,500,000			12,000,000
Adjusted maximum number of new ordinary shares to be issued.						3,500,000		12,500,000
Exercise price from							€ 5	€ 5
Program duration (in years)							5			8
Share Based Payment Textual Details [Abstract]
Distribution of ordinary shares to staff as bonus					350,000
Par value of ordinary shares distributed	€ 5.0	€ 5.0		€ 5.0
Profit capitalization for distribution of ordinary shares to staff as bonus					€ 1,750,000
Total expense recognized during year related to distribution of ordinary shares to staff as bonus	0	0	1,847,000
Total Expense Recognised During Year	€ 0	€ 0	€ 10,500,000
Upper exercise price range percentage	70.00%
Upper strike price range percentage	85.00%
Maximum options outstanding percentage	1.00%